Deposit	6 Months Ended
Jun. 30, 2015
Deposit Assets Disclosure [Abstract]
Deposit

Note 4 – Deposit

At June 30, 2015, the Company made a $5,000 deposit for the acquisition of properties and $8,050 of surveying and environmental costs associated with properties the Company is expected to purchase.